FINANCIAL INSTRUMENTS - Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	$ 909
Balance, end of year	1,268	$ 909
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	909	659
Additions	545	357
Write-offs	(197)	(104)
Foreign exchange	11	(3)
Balance, end of year	$ 1,268	$ 909